Income Taxes - Summary of Reconciliation Between Expenses of Income Taxes (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PRC
Income Tax Disclosure [Line Items]
Effective statutory enterprise income tax rate	25.00%	25.00%	25.00%